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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Locust Wood Capital Advisers, LLC
Address:  1540 Broadway
          Suite 1504
          New York, NY 10036


13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Morris
Title:  Chief Financial Officer
Phone:  (212) 354-0193


Signature, Place, and Date of Signing:

   /s/ Paul Morris                 New York, NY              February 12, 2007

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:   $241,395 (thousands)

List of Other Included Managers:

No.               Form 13F File Number               Name
---               --------------------               ----

1.                28-11881                           Locust Wood Capital, LP


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
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

COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7        COLUMN 8

                               TITLE OF                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION      MNGRS  SOLE  SHARED     NONE
ABBOTT LABORATORIES            COM             002824100    3288      67500 SH          SOLE            NONE           67500
AFFORDABLE HOUSING COMTYS      COM             008273104    3705     338700 SH          SOLE            NONE          338700
ALLTEL CORP                    COM             020039103    1639      27103 SH          SOLE            NONE           27103
AMERICAN EXPRESS CO            COM             025816109    6613     109000 SH          SOLE            NONE          109000
ATLAS AMERICA INC              COM             049167109    9312     182700 SH          SOLE            NONE          182700
ATLAS ENERGY RESOURCES LLC     COM             049303100    3129     138000 SH          SOLE            NONE          138000
BARNES & NOBLE INC             COM             067774109    4368     110000 SH          SOLE            NONE          110000
BERKSHIRE HATHAWAY INC DEL     CL A            084670108    8359         76 SH          SOLE            NONE              76
BERKSHIRE HATHAWAY INC DEL     CL B            084670207   13509       7336 SH          SOLE            NONE            7336
CENVEO INC                     COM             15670S105    9953     469500 SH          SOLE            NONE          469500
CYPRESS SEMICONDUCTOR CORP     COM             232806109    3138     186000 SH          SOLE            NONE          186000
EXXON MOBIL CORP               COM             30231G102    2644      34500 SH          SOLE            NONE           34500
FIDELITY NATL FINL INC         COM             316326107    4596     192472 SH          SOLE            NONE          192472
FORD MTR CO DE                 COM             345370860    4874     649000 SH          SOLE            NONE          649000
GENERAL ELECTRIC CO            COM             369604103   14270     383500 SH          SOLE            NONE          383500
GOLDMAN SACHS GROUP INC        COM             38141G104     299       1500 SH          SOLE            NONE            1500
HUDSON CITY BANCORP            COM             443683107   13679     985530 SH          SOLE            NONE          985530
JPMORGAN CHASE & CO            COM             46625H100    7462     154500 SH          SOLE            NONE          154500
LINN ENERGY LLC                UNIT 99/99/99   536020100    5456     170750 SH          SOLE            NONE          170750
MCDONALDS CORP                 COM             580135101   19993     451000 SH          SOLE            NONE          451000
M D C HLDGS INC                COM             552676108    4821      84500 SH          SOLE            NONE           84500
MICROSOFT CORP                 COM             594918104    6480     217000 SH          SOLE            NONE          217000
MORGAN STANLEY                 COM             617446448    4471      54900 SH          SOLE            NONE           54900
NORTHSTAR RLTY FIN CORP        COM             66704R100     911      55000 SH          SOLE            NONE           55000
ORACLE CORP                    COM             68389X105    3090     180300 SH          SOLE            NONE          180300
RESOURCE AMERICA INC           CL A            761195205    4921     186400 SH          SOLE            NONE          186400
RETAIL VENTURES INC            COM             76128Y102    6655     349500 SH          SOLE            NONE          349500
SAIC INC                       COM             78390X101    1957     110000 SH          SOLE             NON          110000
SPANSION INC                   COM CL A        84649R101    3858     259600 SH          SOLE            NONE          259600
STAR GAS PARTNERS L P          UNIT LTD PARTNR 85512C105    4248    1206710 SH          SOLE            NONE         1206710
TEEKAY LNG PARTNERS L P        PRTNSP UNITS    Y8564M105    5263     158000 SH          SOLE            NONE          158000
TEEKAY SHIPPING MARSHALL ISL   COM             Y8564W103    6150     141000 SH          SOLE            NONE           59000
TEEKAY OFFSHORE PARTNERS LP    PARTNERSHIP UN  Y8565J101    1528      57950 SH          SOLE            NONE           57950
TIME WARNER INC                COM             887317105    3648     167500 SH          SOLE            NONE          167500
TIM HORTONS INC                COM             88706M103    1520      52500 SH          SOLE            NONE           52500
TRIARC COS INC                 CL B SER 1      895927309    6640     332000 SH          SOLE            NONE          332000
UNITED TECHNOLOGIES CORP       COM             913017109    5158      82500 SH          SOLE            NONE           82500
UNIVERSAL COMPRESSION PARTNE   UNIT LP INT     913430104    6187     230500 SH          SOLE            NONE          230500
U S G CORP                     COM NEW         903293405    5951     108600 SH          SOLE            NONE          108600
VALERO GP HLDGS LLC            UNIT LLC INTS   91914G108    5287     213000 SH          SOLE            NONE          213000
WAL MART STORES INC            COM             931142103    3371      73000 SH          SOLE            NONE           73000
WELLS FARGO & CO NEW           COM             949746101    7084     199200 SH          SOLE            NONE          199200
WHITE MTNS INS GROUP LTD       COM             G9618E107    1912       3300 SH          SOLE            NONE            3300
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